Acquisitions (Acquired Loans At Acquisition) (Details) (Community Bank [Member], USD $) In Thousands, unless otherwise specified	Jan. 10, 2013
Community Bank [Member]
Business Acquisition [Line Items]
Contractually required principal and interest	$ 55,983
Contractual cash flows not expected to be collected (non-accretable difference)	(19,758)
Expected cash flows	36,225
Interest component of expected cash flows (accretable difference)	(5,469)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Carrying Amount, Net	30,756
Carry Value of Loans at Acquisition Date	356,822
Fair Value Adjustment for NonCredit Impaired Loans	(15,409)
Fair Value of NonCredit Impaired Loans	$ 341,413